BROKERAGE COMMISSION AND HANDLING CHARGE INCOME	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME

16.    BROKERAGE COMMISSION AND HANDLING CHARGE INCOME

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Brokerage commission income	1,702,484	1,618,637
Handling charge income	420,195	382,609
Total	2,122,679	2,001,246

16.    BROKERAGE COMMISSION AND HANDLING CHARGE INCOME

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Brokerage commission income	2,454,219	2,388,788
Handling charge income	601,872	570,262
Total	3,056,091	2,959,050